Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables and Other Current Assets
The detail of receivables and other current assets of the Telefónica Group at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Receivables (Note 16)	6,220	8,752
Trade receivables	8,334	10,969
Impairment of trade receivables	(2,549)	(2,798)
Receivables from associates and joint ventures (Note 10)	25	37
Other receivables	410	544
Other current assets	1,303	2,033
Contractual assets (Note 23)	104	351
Capitalized costs (Note 23)	580	625
Prepayments	619	1,057
Total	7,523	10,785

Schedule of Impairment of Trade Receivables
The movement in impairment of trade receivables in 2020 and 2019 is as follows:

Millions of euros
Impairment provision at December 31, 2018	2,657
Allowances	1,022
Inclusion of companies	(30)
Amounts applied	(848)
Translation differences and other	(3)
Impairment provision at December 31, 2019	2,798
Allowances	819
Transfers	(192)
Amounts applied	(501)
Translation differences and other	(375)
Impairment provision at December 31, 2020	2,549

Schedule of Accounts Receivable Balances
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2020 and 2019 is as follows:

Millions of euros	12/31/2020		12/31/2019
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,098	(15)	2,680	(19)
Amount not overdue invoiced	2,538	(117)	3,978	(242)
Less than 90 days	903	(126)	1,299	(195)
Between 90 and 180 days	350	(146)	504	(201)
Between 180 and 360 days	474	(326)	602	(440)
More than 360 days	1,971	(1,819)	1,906	(1,701)
Total	8,334	(2,549)	10,969	(2,798)